Cover	Sep. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2026
Entity File Number	000-54923
Entity Registrant Name	Cuentas, Inc.
Entity Central Index Key	0001424657
Entity Tax Identification Number	20-3537265
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	235 Lincoln Rd.
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	305
Local Phone Number	537-6832
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false